Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
C000012161
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 18,298	$ 17,743	$ 17,286	$ 16,804	$ 17,245	$ 16,177	$ 16,167	$ 15,865	$ 14,704	$ 15,135	$ 15,022	$ 14,828	$ 13,899	$ 14,668	$ 15,718	$ 16,304	$ 15,828	$ 15,787	$ 15,184	$ 15,026	$ 14,232	$ 13,910	$ 12,827	$ 13,855	$ 13,530	$ 13,168	$ 12,708	$ 11,904	$ 12,240	$ 11,956	$ 11,918	$ 12,218	$ 11,852	$ 11,589	$ 11,331	$ 11,087	$ 11,158	$ 11,041	$ 10,645	$ 10,258	$ 10,000
C000012162
Account Value [Line Items]
Account Value	$ 92,113	89,293	86,974	84,538	86,757	81,356	81,306	79,776	73,916	76,081	75,492	74,489	69,820	73,672	78,926	81,861	79,444	79,231	76,181	75,397	71,385	69,765	64,318	69,464	67,831	65,995	63,675	59,641	61,320	59,871	59,671	61,162	59,316	57,993	56,699	55,473	55,818	55,211	53,238	51,289	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 196,051	181,165	163,082	171,430	166,910	157,225	152,292	138,390	123,417	127,615	117,734	109,782	102,431	107,329	129,058	136,424	124,999	125,148	115,569	108,568	94,604	86,734	71,041	89,881	82,433	81,506	78,305	68,664	80,177	74,857	72,066	72,504	68,189	65,211	63,307	59,841	57,463	55,023	53,621	53,135	50,000
NACC2 Index: Wellesley Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Wellesley Income Composite Index
Account Value	$ 17,751	17,108	16,679	16,318	16,649	15,597	15,672	15,252	14,100	14,486	14,458	14,240	13,282	14,032	15,069	15,752	15,238	15,278	14,757	14,647	13,813	13,551	12,518	13,686	13,341	12,990	12,543	11,791	12,136	11,859	11,850	12,129	11,801	11,534	11,323	11,122	11,125	11,012	10,651	10,256	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,759	11,619	11,304	11,661	11,085	11,078	11,165	10,452	10,801	10,893	10,580	10,385	10,904	11,441	12,162	12,161	12,155	11,936	12,353	12,271	12,195	11,852	11,490	11,470	11,215	10,880	10,569	10,399	10,397	10,413	10,568	10,527	10,438	10,290	10,206	10,519	10,471	10,244	9,943	10,000
NACC2 Index: Wellesley Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Wellesley Income Composite Index
Account Value	$ 88,757	85,540	83,394	81,588	83,242	77,983	78,361	76,260	70,500	72,431	72,289	71,201	66,412	70,161	75,343	78,762	76,191	76,390	73,784	73,235	69,067	67,756	62,592	68,432	66,703	64,950	62,717	58,954	60,682	59,297	59,248	60,646	59,007	57,669	56,615	55,608	55,625	55,061	53,253	51,279	50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 59,989	$ 58,795	$ 58,094	$ 56,522	$ 58,307	$ 55,427	$ 55,391	$ 55,824	$ 52,262	$ 54,007	$ 54,466	$ 52,900	$ 51,927	$ 54,518	$ 57,203	$ 60,811	$ 60,804	$ 60,773	$ 59,681	$ 61,764	$ 61,353	$ 60,976	$ 59,260	$ 57,451	$ 57,348	$ 56,075	$ 54,400	$ 52,845	$ 51,994	$ 51,984	$ 52,067	$ 52,839	$ 52,634	$ 52,192	$ 51,448	$ 51,031	$ 52,596	$ 52,356	$ 51,222	$ 49,715	$ 50,000